COST METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
COST METHOD INVESTMENTS
11.	COST METHOD INVESTMENTS

On January 4, 2010, the Group, together with several other third parties entered into a share purchase agreement with OpenV China Holdings Company (“OpenV”) for a strategic investment in OpenV with equity interest of 11.5% (subject to adjustment based on OpenV’s performance) for a consideration of $5,000. The Group accounted for this long-term investment under the cost method of accounting because the Group does not have significant influence and a controlling interest over OpenV.

In October 2010, the Group was informed that OpenV was under investigation over alleged copyright infringements relating to some of its online video content. Subsequently, its online video service operation had been suspended. Based on the foregoing, the Group had doubts on the going concern of OpenV. As a result, the Group wrote off the entire amount of original $5,000 investment in OpenV.

In October 2012, the Group entered into a share redemption agreement with OpenV. Pursuant to the agreement, OpenV repurchased 460,080 of its shares for a consideration of $820, which was recorded in other income in 2012. Considering the equity changes of OpenV, the Group holds 10.71% equity interest at zero carrying amount in OpenV after the share repurchase as of December 31, 2013.